Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO Domestic Stock Funds

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Class A, B and C Shares

of PIMCO International/Sector Stock Funds

Dated December 31, 2003

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Class D Shares of

PIMCO Domestic Stock Funds

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Class D Shares of

PIMCO International/Sector Stock Funds

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Class R Shares of

PIMCO Stock Funds

Dated November 1, 2003, as revised February 27, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Institutional and Administrative Class Shares

Dated November 1, 2003, as revised February 27, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO RCM Funds

Dated December 31, 2003

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO NACM Funds

Dated November 1, 2003

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO Asset Allocation Fund

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO PEA Renaissance Fund

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO PEA Innovation Fund

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO Asset Allocation Fund

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO NFJ International Value Fund

Dated February 27, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Prospectus and Statement of Additional Information

for Institutional Class Shares

of PIMCO RCM Europe Fund

Dated March 31, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 3, 2004

to the

Statement of Additional Information

Dated January 26, 2004

Effective immediately, PIMCO Advisors Distributors LLC has changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC has changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.